SEGMENT REPORTING (Tables)	6 Months Ended
Jun. 30, 2025
Segment Reporting [Abstract]
SCHEDULE OF FORTH REPORTING REVENUE INFORMATION

The following table sets forth reporting revenue information by geographic region:

	Six months ended		Three months ended
	June 30,		June 30,
	2025	2024	2025	2024
	Unaudited		Unaudited
Israel	104	104	74	77
Japan	75	115	31	46
USA	32	-	12	-
Other (*)	29	5	11	-
	240	224	128	123

(*)	No country represented is greater than 10% of the revenues as of the years presented, other than the countries presented above.

SCHEDULE OF REVENUES MAIN CUSTOMERS

The following table is a summary of the distribution of revenues by main customers:

	Six months ended		Three months ended
	June 30,		June 30,
	2025	2024	2025	2024
	Unaudited		Unaudited
Customer A	104	104	74	77
Customer B	-	72	-	3
Customer C	-	44	-	43
Customer D	40	-	-	-
	144	220	74	123